TYPE                13F-HR
PERIOD              06/30/01
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: JUNE 30,2001

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       AUGUST 09, 2001
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        41

Form 13F Information Table Value Total:    $  254,366
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------------- ----------- -------------------------------------------- -------- --------
ACT MANUFACTURE INC.          COM         000973107        4,699   429,494  SH        OTHER   01                 63,200366,294
ACT MANUFACTURE INC.          PUT         000973957          109    10,000  SH   PUT  OTHER   01                 10,000
ACTION PERFORMANCE            COM         004933107        4,329   173,170  SH        OTHER   01                173,170
AMR CORP                      COM         001765106        7,226   200,000  SH        OTHER   01                200,000
AMR CORP                      CALL        001765906        2,746    76,000  SH   CALL OTHER   01                 76,000
AREMISOFT CORP                COM         040026106        4,860   300,000  SH        OTHER   01                 14,800285,200
ACTIVISION                    COM         004930202        1,374    35,000  SH        OTHER   01                 35,000
BANK NEW YORK INC             PUT         064057952        3,600    75,000  SH   PUT  OTHER   01                 75,000
Brookstone Inc.               COM          114537103      10,517   594,200  SH        OTHER   01                594,200
BOWNE AND COMPANY INC.        COM          103043105      15,424 1,341,200  SH        OTHER   01              1,341,200
CASY GENERAL STORES, INC.     COM          147528103      26,945 2,072,688  SH        OTHER   01              2,072,688
CAMPBELL RESOURCES INC        COM          134422609         679 1,305,350  SH        OTHER   01              1,305,350
DIAMONDS TR                   COM          252787106      11,050   105,000  SH        OTHER   01                105,000
FASTENAL CO                   COM          311900104       2,337    37,700  SH        OTHER   01                 37,700
FASTENAL CO                   PUT          311900954         465     7,500  SH   PUT  OTHER   01                  7,500
GILETTE                       COM          375766102       5,798   200,000  SH        OTHER   01                200,000
GATX CORPORATION              PUT          361448953         401    10,000  SH   PUT  OTHER   01                 10,000
HARMONIC INC                  COM          413160102         854    85,366  SH        OTHER   01                 85,366
Internet Cap Group 5.5% 12    SUB NT CV   46059CAA4          321    10,000  SH        OTHER   01                 10,000
IDT CORPORATION               COM          448947101       1,993   147,600  SH        OTHER   01                147,600
IDT CORP CLASS B              COM          448947309       1,983   180,300  SH        OTHER   01                180,300
INRGANGE TECHNOLOGIES         CL B        45769V206        2,456   160,000  SH        OTHER   01                160,000
Metromedia Intl Group 7.25    PFD CONV     591695200         534    28,500  SH        OTHER   01                 28,500
CINTAS CORP                   PUT          172908955       1,734    37,500  SH   PUT  OTHER   01                 37,500
NET2PHONE                     COM         64108N106        7,797 1,299,454  SH        OTHER   01              1,299,454
OPTA Food Ingredients Inc.    COM         68381N105        1,276   880,000  SH        OTHER   01                880,000
CHILDRENS PLACE               COM          168905107       1,911    71,300  SH        OTHER   01                 71,300
QUANTA SERVICE                PUT         74762E952          661    30,000  SH   PUT  OTHER   01                 30,000
NASDAQ 100 TR                 COM          631100104      94,828 2,075,000  SH        OTHER   01              2,075,000
RYDER SYSTEMS                 COM          783549108       2,783   142,000  SH        OTHER   01                142,000
RACING CHAMP CORP             COM          750069106         520   100,000  SH        OTHER   01                100,000
RUBIO'S RESTURANT INC.        COM         78116B102        4,108   838,424  SH        OTHER   01                838,424
STARBUCKS                     PUT          855244959       2,760   120,000  SH   PUT  OTHER   01                120,000
SYNGENTA AG  ADR'S            SPONSORED AD87160A100        6,915   640,300  SH        OTHER   01                640,300
TII INDUSTRIES                COM          872479209         341   315,300  SH        OTHER   01                315,300
TRIDENT MICROSYSTEMS          COM          895919108         217    53,500  SH        OTHER   01                 53,500
TRIKON TECHNOLOGIES           COM          896187408         616    44,000  SH        OTHER   01                 44,000
THE STREET.COM INC.           COM         88368Q103        3,163 2,108,464  SH        OTHER   01              2,108,464
TAKE TWO INTERACTIVE          PUT          874054959       1,159    62,500  SH   PUT  OTHER   01                 62,500
UAL CORP.                     COM PAR $0.0 902549500       5,642   160,500  SH        OTHER   01                160,500
WALGREEN CO                   PUT          931422959       7,237   210,000  SH   PUT  OTHER   01                210,000

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 /SUBMISSION